Employees Benefits (Details 9) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Actuarial assumption of discount rates [member] | Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	9.61%
(+) Variation, Average (%)	11.43%
(+) Variation, Actuarial liabilities	R$ 52,860
(-) Variation, Average (%)	9.43%
(-) Variation, Actuarial liabilities	R$ 71,376
Actuarial assumption of discount rates [member] | Award For Length Of Service [Member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	10.66%
(+) Variation, Average (%)	11.66%
(+) Variation, Actuarial liabilities	R$ 106,477
(-) Variation, Average (%)	9.66%
(-) Variation, Actuarial liabilities	R$ 116,108
Actuarial assumption of discount rates [member] | FGTS Penalty [Member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	10.61%
(+) Variation, Average (%)	11.61%
(+) Variation, Actuarial liabilities	R$ 72,486
(-) Variation, Average (%)	9.61%
(-) Variation, Actuarial liabilities	R$ 79,451
Actuarial assumption of expected rates of inflation [member] | Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	6.60%
(+) Variation, Average (%)	7.60%
(+) Variation, Actuarial liabilities	R$ 71,411
(-) Variation, Average (%)	5.60%
(-) Variation, Actuarial liabilities	R$ 52,721
Actuarial Assumption Of Expected Rates Turnover [Member] | Award For Length Of Service [Member]
IfrsStatementLineItems [Line Items]
(+) Variation, Average (%)	3.00%
(+) Variation, Actuarial liabilities	R$ 95,576
(-) Variation, Average (%)	3.00%
(-) Variation, Actuarial liabilities	R$ 131,456
Actuarial Assumption Of Expected Rates Turnover [Member] | FGTS Penalty [Member]
IfrsStatementLineItems [Line Items]
(+) Variation, Average (%)	3.00%
(+) Variation, Actuarial liabilities	R$ 65,196
(-) Variation, Average (%)	3.00%
(-) Variation, Actuarial liabilities	R$ 90,708
Actuarial assumption of expected rates of salary increases [member] | FGTS Penalty [Member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	3.50%
(+) Variation, Average (%)	4.50%
(+) Variation, Actuarial liabilities	R$ 76,423
(-) Variation, Average (%)	2.50%
(-) Variation, Actuarial liabilities	R$ 75,170